                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                     Supplement dated September 20, 2005 to
           the Statement of Additional Information dated July 13, 2005 as supplemented July 13, 2005

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM SMALL COMPANY GROWTH FUND" on page C-1 of the Statement of Additional Information:

                  "NAME OF PORTFOLIO MANAGER                     DOLLAR RANGE OF INVESTMENTS IN EACH FUND
     ------------------------------------------------------ ----------------------------------------------------
                                           AIM SMALL COMPANY GROWTH FUND
     ------------------------------------------------------ ----------------------------------------------------
     Juliet S. Ellis(3)                                                            None
     ------------------------------------------------------ ----------------------------------------------------
     Juan R. Hartsfield(3)                                                         None
     ------------------------------------------------------ ----------------------------------------------------

(3) Ms. Ellis and Mr. Hartsfield each began serving as portfolio manager on AIM Small Company Growth Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Michael Suen appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM S&P 500 INDEX FUND" on page C-1 of the Statement of Additional
Information:

                  "NAME OF PORTFOLIO MANAGER                     DOLLAR RANGE OF INVESTMENTS IN EACH FUND
     ------------------------------------------------------ ----------------------------------------------------
                                               AIM S&P 500 INDEX FUND
     ------------------------------------------------------ ----------------------------------------------------
     Lawson McWhorter(4)                                                           None
     ------------------------------------------------------ ----------------------------------------------------

(4) Mr. McWhorter began serving as portfolio manager on AIM S&P 500 Index Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM SMALL COMPANY GROWTH FUND" on page C-4 of the Statement of Additional Information:

                                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
          "NAME OF PORTFOLIO MANAGER                              ASSETS BY CATEGORY
     ------------------------------------- ------------------------------------------------------------------
                                          AIM SMALL COMPANY GROWTH FUND
     ------------------------------------- ------------------------------------------------------------------
     Juliet S. Ellis(6)                    5 Registered Mutual Funds with $2,621,422,031 in total assets under management
     ------------------------------------- ------------------------------------------------------------------
     Juan R. Hartsfield(6)                 3 Registered Mutual Funds with $2,154,015,628 in total assets under management
     ------------------------------------- ------------------------------------------------------------------

(6) Ms. Ellis and Mr. Hartsfield each began serving as portfolio manager on AIM Small Company Growth Fund on September 16, 2005. Information on other accounts they manage is provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Michael Suen appearing under the heading "PORTFOLIO MANAGERS - AIM S&P 500 INDEX FUND - OTHER ACCOUNTS MANAGED" on page C-4 of the Statement of Additional
Information:

                                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
          "NAME OF PORTFOLIO MANAGER                              ASSETS BY CATEGORY
     ------------------------------------- ------------------------------------------------------------------
                                             AIM S&P 500 INDEX FUND
     ------------------------------------- ------------------------------------------------------------------
     Lawson McWhorter(7)                   None
     ------------------------------------- ------------------------------------------------------------------

(7) Mr. McWhorter began serving as a portfolio manager on AIM S&P 500 Index Fund on September 16, 2005. Information on other accounts he manages is provided as of August 31, 2005."